Subsequent events	6 Months Ended
Jun. 30, 2026
Subsequent Events [Abstract]
Subsequent events	Subsequent events
AFDAC Notes
In July 2026, AFDAC issued $900 million aggregate principal amount of 4.875% Senior Notes due 2031.
Agreement with Boeing
In July 2026, we entered into an agreement with Boeing to purchase 15 Boeing 787 aircraft. These aircraft are scheduled to deliver from 2030 to 2033. Including these 15 Boeing 787 aircraft, as of June 30, 2026, we had commitments to purchase 379 aircraft, ten engines and 11 helicopters through 2034.